INCOME TAXES (Schedule of Loss before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ 32,246	$ 20,410	$ 11,138
Foreign	(760)	(637)	(404)
Loss before taxes on income	$ 31,486	$ 19,773	$ 10,734